Business Combination Under Common Control - Summary of Cash Generated by Acquisition of Subsidiaries (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure Of Cash Generated By Acquisition Of Subsidiaries [line items]
Other capital adjustments		$ (798,558,062)
Subsidiaries [member]
Disclosure Of Cash Generated By Acquisition Of Subsidiaries [line items]
Consideration paid in cash	$ 0
Less: Cash and cash equivalents acquired	383,117,765
Net cash received from acquisition of subsidiaries	383,117,765
Consideration	954,610,145
Plus: Previous equity interest	462,196,412
Plus: Non-controlling interest	647,052,931
Less: Net assets at book value	(1,320,561,177)
Other capital adjustments	$ 743,298,311